Fair Value of Financial Instruments Fair Value of Fiancial Instuments (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The carrying amount and fair value of financial instruments at September 30, 2019 and December 31, 2018 were as follows (in thousands):

		September 30, 2019		December 31, 2018
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	1	$80,134	$80,134	$67,495	$67,495
Other assets - interest rate cap	2	—	—	219	219
Equity investment - Common stock of Scorpio Tankers Inc. *	1	160,865	160,865	92,281	92,281
Equity investment - Common stock of 2020 Bulkers Ltd	1	1,522	1,522	—	—

Financial liabilities:
Bank loans, net	2	441,570	441,570	681,489	681,489
Senior Notes, net	1	—	—	73,253	74,214
Financing obligation	2	356,227	356,227	73,823	73,823